ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE
ACCOUNTING POLICY
Accounts receivable represent (i) amounts owing to us that are currently due and collectible and (ii) amounts owed to us under device financing agreements that have not yet been billed. We initially recognize accounts receivable on the date they originate. We measure accounts receivable initially at fair value and subsequently at amortized cost, with changes recognized in net income. We measure an impairment loss for accounts receivable as the excess of the carrying amount over the present value of future cash flows we expect to derive from it, if any. The excess is allocated to an allowance for doubtful accounts and recognized as a loss in net income.
ACCOUNTS RECEIVABLE BY TYPE

		As at December 31
(In millions of dollars)	Note	2022	2021

Customer accounts receivable		4,417	4,150
Other accounts receivable		835	791
Allowance for doubtful accounts	17	(182)	(240)

Total accounts receivable		5,070	4,701

Current		4,184	3,847
Long-term		886	854

Total accounts receivable		5,070	4,701

The long-term portion of our accounts receivable is recorded within "financing receivables" on our Consolidated Statements of Financial Position and is composed of our financing receivables that will be billed to customers beyond one year of the date of the financial statements.

Below is a breakdown of our financing receivable balances.

	As at December 31
(In millions of dollars)	2022	2021

Current financing receivables	1,922	1,792
Long-term financing receivables	886	854

Total financing receivables	2,808	2,646